SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue - External	$ 86,858,401		$ 232,169,579	$ 252,814,827
Revenue - Intersegment
Total revenues	86,858,401		232,169,579	252,814,827
Cost of revenues	124,290,384		144,946,025	144,651,384
Gross profit (loss)	(37,431,983)		87,223,554	108,163,443
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue - External	73,450,807		218,915,487	217,921,352
Revenue - Intersegment	6,067,339		1,696,573
Total revenues	79,518,146		220,612,060	217,921,352
Cost of revenues	110,243,043		125,962,033	113,910,595
Gross profit (loss)	(30,724,897)		94,650,027	104,010,757
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue - External	13,407,594		13,254,092	34,893,475
Revenue - Intersegment
Total revenues	13,407,594		13,254,092	34,893,475
Cost of revenues	20,114,680		20,680,565	30,740,789
Gross profit (loss)	(6,707,086)		(7,426,473)	4,152,686
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue - External
Revenue - Intersegment	(6,067,339)		(1,696,573)
Total revenues	(6,067,339)		(1,696,573)
Cost of revenues	(6,067,339)		(1,696,573)
Gross profit (loss)
Customer A [Member]
Segment Reporting Information [Line Items]
Total revenues	21,749,284		28,219,079	33,763,866
Customer B [Member]
Segment Reporting Information [Line Items]
Total revenues		[1]	27,214,590	30,273,322
Customer D [Member]
Segment Reporting Information [Line Items]
Total revenues		[1]	33,140,475		[1]
Customer G [Member]
Segment Reporting Information [Line Items]
Total revenues		[1]	$ 28,570,338		[1]

[1]	Represents less than 10%